Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Main Joint Ventures (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Joint Ventures [Line Items]
Total Current Assets	$ 662,804,360	$ 543,372,955
Total Non Current Assets	2,891,657,831	2,856,309,536
Total Current Liabilities	543,356,501	555,777,465
Non-current Liabilities	1,022,091,737	1,114,144,777
Cash and cash equivalents	211,027,141	114,486,479
Revenues	1,599,032,140	1,639,959,815	$ 1,539,977,511
Depreciation and amortization expense	(117,337,553)	(132,600,381)	(124,835,559)
Obligation to pay taxes	112,099,519	83,216,935	76,655,819
Net Profit for the Year	425,542,215	521,432,373	635,020,813
Comprehensive Income	$ 493,205,732	$ 434,750,174	$ 287,442,128
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Joint Ventures [Line Items]
Investments in Joint Ventures	51.00%	51.00%
Total Current Assets		$ 863,962
Total Non Current Assets		15,159,321
Total Current Liabilities		3,324,706
Non-current Liabilities		68,081
Cash and cash equivalents		860,719
Other fixed operating expenses		(4,363,197)
Interest income		42,046
Obligation to pay taxes		(7,070)
Net Profit for the Year		(4,284,195)
Comprehensive Income		$ (4,284,195)
Transmisora Electrica De Quillota Ltda [Member]
Disclosure Of Joint Ventures [Line Items]
Investments in Joint Ventures	50.00%	50.00%
Total Current Assets	$ 7,793,702	$ 6,366,378
Total Non Current Assets	12,036,201	12,034,576
Total Current Liabilities	440,426	245,025
Non-current Liabilities	1,751,963	1,710,406
Cash and cash equivalents	7,310,296	5,716,196
Revenues	2,813,493	2,774,316
Depreciation and amortization expense	(782,322)	(773,093)
Other fixed operating expenses	(525,471)
Interest income		134,995
Obligation to pay taxes	(313,709)	(225,008)
Net Profit for the Year	1,191,991	1,257,220
Comprehensive Income	$ 1,191,991	$ 1,257,220